13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     March 31, 2007

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total: $89,803

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751Y10    693            17,975    SH             OTHER               16,200    1,775
AFLAC INC                  CO    00105510    1,181          25,093    SH             OTHER               23,643    1,450

AGILENT                    CO    00846u10    696            20,662    SH             SOLE                20,662    0

AIR PRODUCTS &             CO    00915810    996            13,461    SH             OTHER               8,130     5,331
AMBAC FINANCIAL            CO    02313910    1,751          20,264    SH             OTHER               16,114    4,150

AMERICAN EXPRESS           CO    25816109    637            11,300    SH             OTHER               9,500     1,800

AMERICAN                   CO    02687410    3,286          48,889    SH             OTHER               39,485    9,404
AUTOMATIC DATA             CO    05301510    2,221          45,896    SH             OTHER               38,146    7,750

AVERY DENNISON             CO    53611109    1,539          23,954    SH             OTHER               20,019    3,935

BECTON DICKINSON           CO    75887109    1,939          25,220    SH             OTHER               16,460    8,760
BEST BUY                   CO    08651610    1,781          36,560    SH             OTHER               32,535    4,025

BP CORP ADS                CO    05562210    1,619          25,009    SH             OTHER               14,816    10,193

BRINKS COMPANY             CO    10969610    833            13,125    SH             SOLE                13,125    0
BRISTOL MYERS              CO    11012210    1,693          60,997    SH             OTHER               35,729    25,268

CHEVRON CORP               CO    16676410    3,653          49,397    SH             OTHER               32,427    16,970

CORNING INC                CO    21935010    1,748          76,850    SH             OTHER               72,050    4,800
COSTCO WHOLESALE           CO    22160k10    1,353          25,135    SH             OTHER               21,735    3,400

DELL INC                   CO    24702R10    711            30,650    SH             OTHER               29,400    1,250

DIONEX INC                 CO    25454610    1,106          16,236    SH             SOLE                16,236    0
EMERSON ELECTRIC           CO    29101110    2,297          53,312    SH             OTHER               44,112    9,200

EXXON MOBIL                CO    30231g10    5,692          75,441    SH             OTHER               48,902    26,539

FEDEX CORP                 CO    31428X10    1,517          14,125    SH             OTHER               11,470    2,655
GENERAL ELECTRIC           CO    36960410    8,681          245,506   SH             OTHER               138,521   106,985

HEALTH MGMT                CO    42193310    206            18,950    SH             OTHER               17,950    1,000

HEWLETT PACKARD            CO    42823610    3,288          81,906    SH             OTHER               79,673    2,233
HOME DEPOT                 CO    43707610    1,114          30,324    SH             OTHER               28,924    1,400

ILLINOIS TOOL              CO    45230810    1,182          22,900    SH             OTHER               20,400    2,500

INTEL CORP                 CO    45814010    462            24,142    SH             OTHER               23,575    567
INTERNATIONAL              CO    45920010    1,450          15,379    SH             OTHER               14,563    816

ISHARES MSCI JAPAN         CO    46428684    245            16,784    SH             SOLE                16,784    0

JOHNSON & JOHNSON          CO    47816010    5,090          84,473    SH             OTHER               64,573    19,900
JPMORGAN CHASE             CO    46625h10    761            15,725    SH             OTHER               14,245    1,480

MERCK & COMPANY            CO    58933110    506            11,452    SH             SOLE                11,452    0
MICROSOFT CORP             CO    59491810    1,942          69,685    SH             OTHER               66,535    3,150

NOKIA CORP ADS             CO    65490220    2,243          97,864    SH             OTHER               85,714    12,150
NOVARTIS AG ADS            CO    66987V10    1,607          29,407    SH             OTHER               26,407    3,000

PFIZER INC                 CO    71708110    4,870          192,808   SH             OTHER               141,225   51,583

PROCTER & GAMBLE           CO    74271810    4,706          74,508    SH             OTHER               52,374    22,134
R R DONNELLEY &            CO    25786710    1,171          32,012    SH             OTHER               17,298    14,714

ROCHE HOLDING ADR          CO    77119510    1,867          21,200    SH             SOLE                21,200    0

SPRINT NEXTEL              CO    85206110    229            12,064    SH             SOLE                12,064    0
SYSCO CORP                 CO    87182910    2,566          75,854    SH             OTHER               64,504    11,350

THERMO FISHER              CO    88355610    846            18,100    SH             SOLE                18,100    0

UNITEDHEALTH               CO    91324P10    514            9,700     SH             OTHER               8,250     1,450
WALGREEN                   CO    93142210    3,759          81,905    SH             OTHER               46,405    35,500

WELLPOINT INC              CO    94973h10    1,555          19,176    SH             OTHER               16,776    2,400
